CONSIDERATION RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2016
CONSIDERATION RECEIVABLE, NET [Abstract]
Schedule of Consideration Receivables
	As of December 31,
	2015	2016
	RMB	RMB

Receivables resulting from disposals (Note i)	14,000	14,000
Receivable resulting from disposal of Taishidian Holding (Note ii)	30,000	-
Sub-total	44,000	14,000
Less: allowance for doubtful accounts (Note i & ii)	(35,500)	(5,500)
Total	8,500	8,500

Allowance for doubtful accounts:

	As of December 31,
	2015	2016
	RMB	RMB

Balance at beginning of year	(164,700)	(35,500)
Addition (Note i & ii)	(35,300)	-
Written off (Note ii)	164,500	30,000
Balance at end of year	(35,500)	(5,500)

(Note i) In the fourth quarter of 2011, the Group decided to concentrate its resources and focus on the Group’s core businesses. On December 2, 2011, the Company sold Xi’an Dragon Continuation School, Shandong North Resource Information Technology Co., Ltd. and Jinan Prosperous Resource Technology Co., Ltd., Guangzhou Modern Olympic Training School, and Tianjin Yimatong Technology Development Co., Ltd. to Beijing Tongshengle Investment Co., Ltd., (“Tongshengle”) for cash consideration of RMB 35,000, and RMB 21,000 of which has been received by December 31, 2012. A bad debt allowance of RMB 200 was provided in 2012. In 2015, the Group provided an additional allowance of RMB 5,300 by reducing the net receivables, after netting of payable balance, from Tongshengle to zero after assessing the collectability.

(Note ii) On July 25, 2013, the Group entered in a letter for intent with Kunshan Venture Investment Limited (“Kunshan Venture”) to transfer the equity interest of Taishidian Holding, with consideration of RMB 234,500. The legal title of Taishidian Holding has been transferred to Kunshan Venture in July 2013, and the Group has no continuing involvement in Taishidian Holding since that. Management assessed the recoverable value with best estimation to be approximately RMB 110,000. Bad debt provision of RMB 124,500 was provided for the excessive portion and was included in the disposal loss in 2013. On February 6, 2015, the receivable balance of RMB 234,500 was transferred to Suzhou Hezhijia Investment Management Limited with a consideration of RMB 70,000. Therefore, the difference of RMB 40,000 between the carrying amount of RMB 110,000 and the consideration of RMB 70,000 was recognized as bad debt in 2014. Following the transfer, the gross balance of the receivable was reduced to RMB 70,000 from RMB 234,500. In February 2015, the Group received RMB 40,000 of the consideration. By the end of 2015, the Group had not collected the remaining balance. After assessing the collectability, management provided an allowance of RMB 30,000. As of December 31, 2016, the remaining balance of RMB 30,000 was written off, after all collection efforts have been exhausted and the potential for recovery was remote.